EMBEDDED DERIVATIVE ASSET (Tables)	12 Months Ended
Dec. 31, 2021
EMBEDDED DERIVATIVE ASSET.
Schedule of embedded derivative asset

	December 31	December 31
	2021	2020

Embedded derivative asset – Beginning of period	$13,074	$15,160
Portion of embedded derivative asset settled	235	—
Fair value adjustment	9,459	(21,728)
Amendment to Wheaton SPA	—	19,642

Embedded derivative asset – End of period	22,768	$13,074

Less: current embedded derivative asset	2,752	—

Non-current embedded derivative asset	$20,016	$13,074